BUSINESS COMBINATION, ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY	12 Months Ended
Dec. 31, 2022
BUSINESS COMBINATION, ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY
BUSINESS COMBINATION, ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY

5.    BUSINESS COMBINATION, ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY

Acquisition and Disposal of Loto Interactive

Loto Interactive (formerly known as MelcoLot Limited) is a company listed on the Hong Kong Stock Exchange (Stock Code: 8198). The Company’s investment in equity shares of Loto Interactive was 33.74% before the acquisition of Loto Interactive in 2021.

On March 31, 2021, the Company completed the subscription for 169,354,839 shares of Loto Interactive, at a price of HK$0.62 per share for a total consideration of HK$105,000 (US$13,503) in cash (the “Share Subscription”). The Company’s ownership of Loto Interactive thereby increased to 54.2%, and Loto Interactive  and its subsidiaries became subsidiaries of the Company. The Company recorded a gain on the previously-held equity interest of US$5,500 for the re-measurement of the previously-held equity interest in Loto Interactive at the acquisition date fair value.

5.    BUSINESS COMBINATION, ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY (continued)

Acquisition and Disposal of Loto Interactive (Continued)

Concurrently with the completion of the Share Subscription, Loto Interactive has completed its acquisition of the remaining equity interests in its indirectly held subsidiary, Ganzi Changhe Hydropower Consumption Service Co., Ltd. (“Ganzi Changhe Data Center”), for a total consideration of RMB88,200 (US$13,841) in cash.

The following table presents the calculation of the purchase consideration. The calculation of US$ amount was based on the exchange rate of 1.00 HKD to 0.1286 US$ of the acquisition date on March 31, 2021.

	Amount	Amount
	HKD	US$
Re-measurement of the fair value of previously-held equity interest	79,280	10,200
Purchase price at acquisition close on March 31, 2021	105,000	13,503
Fair value of noncontrolling shareholders	155,715	20,029
Total allocated purchase price	339,995	43,732

The following table presents the purchase price allocation of the assets acquired and the liabilities assumed at the acquisition date.

	Amount	Amount
	HKD	US$
Current assets	232,103	29,854
Property and equipment, net	201,713	25,946
Other non-current assets	71,728	9,226
Total identifiable assets acquired	505,544	65,026

Current liabilities	163,161	20,987
Non-current liabilities	2,388	307
Total liabilities assumed	165,549	21,294

Net identifiable assets acquired	339,995	43,732

Total acquisition costs of US$796 were incurred related to the acquisition, which were recognized as an expense and included in general and administrative expenses in the consolidated statements of comprehensive loss.

On June 18, 2021, the Company completed its unconditional mandatory cash offer, all the shares in issue of Loto Interactive other than those already owned or agreed to be acquired by the Company and its parties acting in concert, pursuant to Rule 26.1 of the Hong Kong Code on Takeovers and Mergers (the “Share Offer”) and its cash offer for the cancellation of all options of Loto Interactive in accordance with Rule 13.5 of the Hong Kong Code on Takeovers and Mergers (the “Option Offer”). Upon closing of such cash offer, the Company acquired a total of 30,642,534 shares with a total consideration of approximately HKD26,224 (US$3,378) under the Share Offer. The Company’s ownership in Loto Interactive increased to 59.8% accordingly and the transaction was recorded as an equity transaction.

5.    BUSINESS COMBINATION, ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY (continued)

Acquisition and Disposal of Loto Interactive (continued)

On July 12, 2022, the Company entered into a share sale and purchase agreement with Manful Kingdom Limited to sell 51% of total issued share capital of Loto Interactive, representing 279,673,200 shares of Loto Interactive at the price of HK$0.28 per share for a total consideration of HK$78,308 (the “Transaction”). The Transaction was completed on July 26, 2022. After the Transaction, the Company’s share ownership in Loto Interactive decreased to 8.79%. The sale of Loto Interactive did not constitute a strategic shift that would have a major effect on the Company’s operations or financial results and as such, Loto Interactive has not been reclassified as discontinued operations in the Group’s financial statements for the year ended December 31, 2021.

The following table represents a summary of the assets and liabilities disposed of at the disposal date. The calculation of US$ amount was based on the exchange rate of 1.00 HKD to 0.1274 US$ of the disposal completion date on July 26, 2022.

	Amount	Amount
	HKD	US$
Net assets disposed of:
Cash and cash equivalents	39,174	4,990
Amounts due from related parties	422	54
Prepayments and other receivables	37,534	4,781
Property and equipment, net	24,443	3,114
Long-term investments	3,514	448
Other non-current assets	33,488	4,266
Accounts payable	(3,206)	(408)
Amounts due to related parties	(6,099)	(777)
Accrued payroll and welfare payable	(12,623)	(1,608)
Other current liabilities	(4,756)	(606)
Income tax payable	(3,278)	(418)
Other non-current liabilities	(800)	(102)
Net assets of the subsidiaries	107,813	13,734
Noncontrolling interest of the subsidiaries	(43,412)	(5,542)
Fair value of retained non-controlling interest in the subsidiaries	(13,497)	(1,719)
Net assets of the subsidiaries attributable to the Company	50,904	6,473
Reclassification of accumulated translation adjustment into gain on disposal	1,241	184
Consideration	78,308	9,997
Gain from disposal of subsidiaries	26,163	3,340

Cash flows in respect of the disposal is as below:

	Amount	Amount
	HKD	US$
Cash flows of the disposal:
Cash and cash equivalents deconsolidated	(39,174)	(4,990)
Proceeds from the disposal of subsidiaries	78,308	9,997
Proceeds from disposal of subsidiaries, net of cash disposed	39,134	5,007

5.    BUSINESS COMBINATION, ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY (continued)

Acquisition of Alliance International Technologies Limited (formerly known as “Blockchain Alliance Technologies Limited”)

On April 15, 2021, the Company announced the first closing of its previously announced transactions contemplated by the share exchange agreement, as amended (the “Share Exchange Agreement”), dated February 16, 2021, with Blockchain Alliance Technologies Holding Company (“Blockchain Alliance Holding”). Pursuant to the Share Exchange Agreement, the Company has issued an aggregate of 44,353,435 Class A ordinary shares of par value US$0.00005 per share of the Company to Blockchain Alliance Holding in exchange for the entire outstanding share capital of Alliance International Technologies Limited (“Alliance International Technologies”, formerly known as “Blockchain Alliance Technologies Limited”) held by Blockchain Alliance Holding. In accordance with the Share Exchange Agreement, the entire mining pool business of Bitdeer Technologies Holding Company (“Bitdeer”) operated under BTC.com, including the domain name BTC.com and the cryptocurrency wallet of BTC.com (collectively, the “BTC.com Pool Businesses”) have now been transferred to the Company.

The Company and Blockchain Alliance Holding also agreed that, in the twelve-month period from April 1, 2021 to March 31, 2022, if the BTC.com Pool Businesses records net operating profit, the Company shall issue additional Class A ordinary shares to Blockchain Alliance Holding at par value and a maximum of 22,176,718 additional Class A ordinary shares shall be issuable. If the BTC.com Pool Businesses records net operating loss, the Company shall be entitled to repurchase certain Class A ordinary shares held by Blockchain Alliance Holding at par value and a maximum of 4,435,344 Class A ordinary shares shall be subject to such repurchase arrangement.

The following table presents the calculation of the purchase consideration of the acquisition date on April 15, 2021.

Amount
USD
Fair value of 44,353,435 Class A ordinary shares at acquisition close on April 15, 2021	69,945
Contingent consideration	15,183
Total allocated purchase price	85,128

5.    BUSINESS COMBINATION, ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY (continued)

Acquisition of Alliance International Technologies Limited (formerly known as “Blockchain Alliance Technologies Limited”) (continued)

As of the acquisition date, the Group recognized US$15,183 as contingent consideration in accrued expenses and other current liabilities. As of December 31, 2021, the fair value of the contingent consideration, assessed by a third-party appraiser, was estimated to be US$1,247. The contingent consideration was settled as of December 31, 2022. The Group recognized changes in fair value of contingent consideration of US$13,936 and US$1,247, respectively, in the statement of comprehensive loss during the years ended December 31, 2021 and 2022.

The following table presents the purchase price allocation of the assets acquired and the liabilities assumed at the acquisition date.

	Amount	Amortization Years
	USD
Current assets	73,389	—
Acquired intangible assets	58,559	10.0
Other non-current assets	31	—
Total identifiable assets acquired	131,979	—

Other current liabilities	73,420	—
Total liabilities	73,420	—

Net identifiable assets acquired	58,559	—
Total Consideration	85,128	—
Goodwill	26,569	—

Total acquisition costs of US$766 were incurred related to the acquisition, which were recognized as an expense and included in general and administrative expenses in the consolidated statements of comprehensive loss.

Goodwill, which is not tax deductible, is primarily attributable to the excess of the consideration over the fair value of the net identifiable assets of the acquiree and is related to synergies expected to be achieved from the acquisition. The Group identified BTC.com Pool Businesses to be the reporting unit for goodwill impairment testing and recognized impairment loss on goodwill of US$26,569 during the year ended December 31, 2022. The Group used the income approach with the discounted cash flow valuation method with the assistance of a third-party valuation specialist to estimate the fair value of BTC.com Pool Businesses and recognized the impairment loss for the amount by which the carrying amount of BTC.com Pool Businesses exceeds its fair value.

Acquired intangible assets consist primarily of brand name and internet domain, which have estimated useful lives of 10 years from the date of acquisition. The Group recognized impairment loss on the acquired intangible asset of US$48,555 during the year ended December 31, 2022 in view of its inability to generate sufficient operating cash flows as expected. The Group used the income approach with the multi-period excess-earnings valuation method with the assistance of a third-party valuation specialist to estimate the fair value, and recognized the impairment loss for the amount by which the carrying value of the intangible asset exceeds its fair value.

5.    BUSINESS COMBINATION, ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY (continued)

Acquisition of Bee Computing (HK) Limited

On May 31, 2022, the Company completed the first closing of its previously announced share exchange agreement dated April 5, 2021 (as amended and restated in April 2022, the “Amended and Restated Share Exchange Agreement”) entered into by the Company and the shareholders (the “Selling Shareholders”) of the acquisition of Bee Computing (HK) Limited (“Bee Computing”). At the first closing of the Amended and Restated Share Exchange Agreement, the Company issued 16,038,930 of its Class A ordinary shares to the Selling Shareholders. Meanwhile, the Company’s preexisting loans to Bee Computing was considered effectively settled upon the acquisition. The settlement amount was included in the total purchase consideration. The transaction was accounted for as an asset acquisition as Bee Computing did not meet the definition of a business upon acquisition.

The following table presents the calculation of the purchase consideration of the acquisition date.

Amount
US$
Fair value of 16,038,930 Class A ordinary shares at acquisition close on May 31, 2022	3,416
Effective settlement of preexisting loans	18,397
Total purchase consideration	21,813

The following is a summary of the estimated fair value of the assets acquired as of the acquisition date.

	Amount	Amortization Years
	US$
Cash	25
Prepayments and other receivables	18,155
Acquired intangible asset	3,633	3.0
Total identifiable assets acquired	21,813
Total purchase consideration	21,813

The acquired intangible asset was the unpatented technology for the Litecoin ASIC mining machines, which has an estimated useful life of 3 years from the date of acquisition.